EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

NOTE 36 - EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS

(1) Within the context of the Chapter 11 Proceedings:

a.	On February 10, 2022, an amendment to the restructuring support agreement, or "Restructuring Support Agreement (RSA)", dated November 26, 2021, was executed, through which, the Ad Hoc Group of LATAM Bondholders, represented by White & Case LLP (W&C), was incorporated as part of the RSA, agreeing among other things, to support the Reorganization Plan and LATAM agreeing mainly to pay certain of this group’s professional fees up to a certain limit.

On March 15, 2022, the Court resolved to approve the New Amended and Restated DIP Financing Proposal. Pursuant to the approval of the New Amended and Restated DIP Financing Proposal, on April 8, 2022, an amended and restated text of the Existing DIP Credit Agreement will be executed, which will replace and refinance in full the Existing DIP Credit Agreement. The new loan agreement also extends the maturity date in accordance with the timing that LATAM is targeting for emergence from the Chapter 11 Proceeding.

It is worth mentioning that the Tranche C lenders of the New Amended and Restated DIP Financing Proposal have agreed to allow LATAM’s group of shareholders comprised of the Cueto Group, Qatar and Delta, which are lenders under Tranche C of the Existing DIP Credit Agreement, to participate in Tranche C of the New Amended and Restated DIP Financing Proposal.

On March 15, 2022, the Court also resolved to approve the Backstop Commitment Agreements (the “Backstop Agreements”), which LATAM entered into with (i) a group of LATAM’s unsecured creditors represented by Evercore; (ii) Delta Air Lines, Inc, Qatar Airways Investment (UK) Ltd., the Cueto group; and (iii) with the Eblen group, and were previously informed by Material Fact dated January 12, 2022. In these Backstop Agreements, the counterparts agree to support to the plan of reorganization and financing proposed by LATAM and certain of its direct and indirect subsidiaries (collectively with LATAM, the “Debtors”), committing approximately US$ 5.4 billion in funds. On March 24, 2022, the Unsecured Creditors Committee (“UCC”) and certain other creditors filed a notice to appeal this ruling to the United States District Court for the Southern District of New York.

b.	On March 14, 2022, the company made a partial withdrawal for US$ 300 million from Tranche A, B and C of the DIP Financing. After these transfers, LATAM still has US$ 950 million undrawn and available for future transfers from the DIP.

c.	On March 21, 2022, the Court approved the adequacy of the Chapter 11 Disclosure Statement for LATAM. This resolution establishes that the documentation provided by LATAM in the process is sufficient to allow the group to commence solicitation of votes, during which it will seek approval of the Plan from creditors.

LATAM will begin the process of soliciting votes to approve the Plan shortly and such Solicitation Period will last until May 2, 2022.

The Court has also set the Confirmation Hearing to take place on May 17 and 18, 2022, at which point the Court will evaluate the Plan of Reorganization, the last milestone of the bankruptcy process in the United States. LATAM continues to anticipate completion of the process and emergence from Chapter 11 in the second half of 2022.

(2) On February 25, 2022, an agreement was signed to receive 6 aircraft of the A321NEO family under an operating lease, which will be delivered during 2023.

(3) During the month of February, the Company filed an application to register an additional 200 million ADRs (American Depositary Receipt) with the Securities Exchange Commission (“SEC”) with the sole purpose of having them available for issuance in the market, since most of the existing registered ADRs have already been issued. The Company informed that this does not mean that the Company is issuing new shares or increasing capital, but rather allowing investors in the United States to access the ADRs, which have as an underlying security LATAM’s previously issued common stock.

After December 31, 2021 and until the date of issuance of these financial statements, there is no knowledge of other events of a financial or other nature, which significantly affect the balances or interpretation thereof.

The consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries as of December 31, 2021, have been approved in the Extraordinary Meeting Session of March 29, 2022.